ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2025
General Information About Financial Statements [Abstract]
ACCOUNTING PRINCIPLES	NOTE 1: ACCOUNTING PRINCIPLES
ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and
mining facilities in Europe, North and South America, Asia and
Africa. Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating subsidiaries”. These consolidated financial statements were
authorized for issuance on March 6, 2026 by the Company’s
Board of Directors. 1.1    Basis of presentation
The consolidated financial statements have been prepared on
a historical cost basis, except for equity instruments and
certain trade receivables at fair value through other
comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial
instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial
statements of the Company’s Venezuelan tubular production
facilities Industrias Unicon CA (“Unicon”) and the Company's
Argentinian operation Acindar Industria Argentina de Aceros
S.A. ("Acindar"), for which hyperinflationary accounting is
applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial
Reporting Standards (“IFRS”) Accounting Standards as issued
by the International Accounting Standards Board (“IASB”) and
are presented in U.S. dollar with all amounts rounded to the nearest million, except for share and per share data.
1.2 Climate change disclosures
The Company continues to develop its assessment of the
potential impacts of climate change and the transition to a low carbon economy and has considered such impacts when
preparing its consolidated financial statements. ArcelorMittal's decarbonization strategy aims to be net zero by 2050. The low-
carbon iron-making technologies such as green hydrogen,
biomass and carbon capture and storage ("CCS"), are still in the process of becoming mature, scalable and cost-
competitive, and are accordingly only expected to be viable at scale after 2030. The Company's more current progress and
activities related to decarbonization include fostering the
development of a supportive environment for decarbonization
in Europe, disciplined, competitive decarbonization capital
expenditures and investing in the energy transition. The
Company has been encouraged by different steps taken
recently by the European Commission ("EC") to enable
decarbonization investments with greater confidence. The EC
published in March 2025 its Steel and Metals Action plan,
designed to strengthen the European steel and metal sector’s competitiveness and safeguard its future. The action plan
addresses unfair trade by introducing effective protection
measures beyond June 30, 2026, when the safeguards expire,
prevents carbon leakage through amendments to the Carbon
Border Adjustment Mechanism ("CBAM"), lowers energy prices
for energy intensive industrials like steel and de-risks
decarbonization projects through lead markets and public
support. The EC has taken decisive action on these measures
and, in October 2025, presented a new trade tool to protect the steel industry from global overcapacity. In December 2025, the
EC also provided an update on the CBAM announcing
proposed measures to close loopholes to prevent
circumvention and strengthen the efficacy of the mechanism.
Beyond ensuring fair competition, it will also be essential to create lead markets and stimulate demand for low-carbon
emission steel, for example through public procurement and
the introduction of sustainability criteria in downstream sectors such as automotive, construction, white goods, clean energy
and infrastructure.
The above-mentioned measures have structurally reset the
outlook for the European steel industry. ArcelorMittal started the construction of an EAF for long products at its Gijón plant, which is expected to produce its first heat in the first quarter of
2026. This investment of €213 will be the first major EAF
project to be implemented within the Company’s
decarbonization program in Europe and will constitute the first step towards low-carbon emissions steelmaking in Asturias.
There has also been good progress with the Company's efforts to increase production to 1.6 million tonnes by 2026 at its flat products plant in Sestao where it has two EAFs and where
much of this production will be low-carbon emissions steel. In addition, the Company's confirmation in February 2026 of the construction of a 2-million-tonne EAF in Dunkirk with start-up scheduled in 2029 and investment of €1.3 billion marked a
major step in the decarbonization of ArcelorMittal’s steel
production in France. In the U.S., the new state-of-the-art 1.5 million tonnes EAF at ArcelorMittal Calvert produced its first slabs in June 2025 and the facility is ramping up production.
The new steelmaking facility, integrated with ArcelorMittal’s HBI facility in Texas, will enable Calvert to supply automotive
customers with lower CO2 embodied steel.
In terms of energy transitioning, the Company continues to look for more and varied opportunities in the renewables sector to provide sufficient access to clean energy at affordable prices, purchase renewable energy certificates and make more use of
direct power purchase agreements with suppliers from
renewables projects. ArcelorMittal and Greenko Group, India's leading energy transition company, launched in 2022 a ‘round the clock’ renewable energy project with 1GW nominal capacity combining solar and wind power generation, coupled with
energy storage solution through a co-located pumped hydro
storage plant, which helps to overcome the intermittent nature of wind and solar power generation. The project, owned and
funded by ArcelorMittal, provides for uninterrupted renewable power to be supplied annually to AMNS India (ArcelorMittal’s joint venture company in India) through a 25-year off-take
agreement with ArcelorMittal to purchase renewable electricity annually from the project and reducing carbon emissions by
approximately 1.5 million tonnes per year. All solar modules and wind turbines were installed in the first half of 2025, and the full capacity was commissioned by the end of the third
quarter of 2025. ArcelorMittal also launched three additional renewable energy projects in India totaling 1GW of nominal
solar and wind capacity.
The Company is also developing renewable energy projects in
Brazil and Argentina in joint venture partnerships. Combined, the Company's Indian, Brazilian and Argentinian projects will provide a total of 3.3GW (2.8GW on an equity share basis) of electrical power generation when all projects are operational in
2028.
Considering the risks related to climate change and the
Company's net zero commitment, ArcelorMittal provides
explicit information in the notes to these consolidated financial statements regarding how climate change affects the
Company's financial information. The Company presents below
the references to the various notes where issues associated
with climate change are addressed:

Topic	Note	Content
Estimate and judgment	Note 1.3 Use of judgment and estimates
Judgments and estimates made in assessing the impact of climate change and the transition to a low carbon economy: estimates of future cash flow projections for impairment of non-financial assets, decommissioning costs, renewable power purchase agreements

Sustainable investment	•Note 2.2.4 Acquisitions •Note 2.4.1 Joint ventures •Note 2.5 Other investments •Note 5.2 Property, plant and equipment and biological assets •Note 9.4 Commitments	Investments in renewable energy projects, scrap metal recycling businesses and breakthrough technologies through ArcelorMittal XCarb® Innovation Fund, renewable power purchase agreements
Measurement of non- financial assets	Note 5.1 Goodwill and intangible assets	Recognition and measurement of emission rights
	Note 5.2 Property, plant and equipment and biological assets	Capital expenditures relating to decarbonization
	Note 5.3 Impairment of intangible assets, including goodwill, and tangible assets	Inclusion of climate-related risks in the assumptions for impairment testing
Provisions	Note 9.1 Provisions	Recognition of emission obligations
Share-based payments	Note 8.3 Share-based payments	Description of equity incentive plans requiring achievement of specific climate- related targets

1.3    Use of judgment and estimates
The preparation of consolidated financial statements in
conformity with IFRS recognition and measurement principles
and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.
Management reviews its estimates on an ongoing basis using
currently available information. Changes in facts and
circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the
Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be
read in conjunction with the notes mentioned in the summary:
Deferred tax assets (note 10.4): The Company assesses the
recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these
assets and the time frame for their utilization. In addition, the
Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated
depending on the interpretation, which may be uncertain, of
applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and
circumstances.
Provisions for pensions and other post-employment benefits
(note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are
determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience
changes.
Provisions (note 9): Provisions, which result from legal or
constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises.
They are reviewed periodically to take into consideration
changes in laws and regulations and underlying facts and
circumstances.
Impairment of tangible and intangible assets, including goodwill and impairment reversal (note 5.3): In order to assess the
recoverable amount of tangible assets, intangible assets and goodwill, the Company mainly determines their value in use on the basis of the present value of cash flow projections. The estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market. When determining value in use,
management also applies judgment when assessing whether
cash flows expected to arise to achieve sustainability and
decarbonization targets are deemed to maintain the same level of economic benefits or whether they improve or enhance the
asset's performance (see also below judgments and estimates
made in assessing the impact of climate change and the
transition to a low carbon economy). Discount rates are
reviewed annually.
Impairment of associates and joint ventures (note 2.6):
Whenever there is an indication of impairment related to
investments accounted for under the equity method, the
Company performs an impairment test based, amongst others,
on an estimate of its share in the present value of the projected future cash flows expected to be generated by operations of
associates and joint ventures and, similarly to impairment
testing of tangible and intangible assets, including goodwill, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market.
Business combinations (note 2.2.3): Assets acquired and
liabilities assumed as part of a business combination are
recorded at their acquisition-date fair values. Similarly,
consideration including consideration receivable and contingent consideration is measured at fair value. In connection with each of its acquisitions, the Company undertakes a process to identify all assets and liabilities acquired, including intangible assets.
Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include
judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination. Estimated fair values are based on information available at acquisition date and on
expectations and assumptions that have been deemed
reasonable by management. There are several methods that
can be used to determine the fair value of assets acquired and liabilities assumed. The "income approach" is based on the
forecast of the expected future cash flows adjusted to present value by applying an appropriate discount rate that reflects the risk factors associated with the cash flow streams. Some of the more significant estimates and assumptions inherent in the
income method or other methods include the amount and timing of projected future cash flows; the discount rate selected to measure the risks inherent in the future cash flows (weighted average cost of capital); the assessment of the asset's life cycle and the competitive trends impacting the asset, including
consideration of any technical, legal, regulatory or economic barriers to entry. The "cost approach" estimates the value of an asset based on the current cost to reproduce or replace the
asset. Replacement cost is determined based on market data
subsequently adjusted for physical, functional and economic
obsolescence. The most common purchase accounting
adjustments relate to the following assets and liabilities:
•The fair value of identifiable intangible assets (generally patents, customer relationships, technology, brand or
favorable contracts) is estimated based on the above-
mentioned income approach;
•Property, plant and equipment is recorded at market value,
or, if not available, depreciated replacement cost;
•The fair value of pension and other post-employment
benefits is determined separately for each plan using
actuarial assumptions valid as of the acquisition date
relating to the population of employees involved and the fair value of plan assets.
•Inventories are estimated based on expected selling prices
at the date of acquisition reduced by an estimate of selling expenses and a normal profit margin.
•Adjustments to deferred tax assets and liabilities of the
acquiree are recorded to reflect the deferred tax effects of the fair value adjustments relating to identifiable assets and liabilities other than goodwill.
Determining the estimated residual useful lives of tangible and intangible assets acquired requires judgment and certain
intangible assets may be considered to have indefinite useful lives.
Derivative financial instruments (note 6.1.5) and financial
amounts receivable (note 4.5 and 4.6): Certain of the
Company's financial instruments are classified as Level 3 as they include unobservable inputs.
Mineral reserve and resource estimates (note 5.2): Proven iron ore reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and
operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Mineral resource estimates constitute the part of a mineral deposit that have the potential to be economically and legally extracted or produced at the time of the resource
determination. The potential for economic viability is established through qualitative evaluation of relevant technical and
economic factors likely to influence the prospect of economic extraction. A measured mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape, and physical characteristics are so well established that they can be estimated with confidence sufficient to allow the
appropriate application of technical and economic parameters, to support production planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough to confirm both geological and grade continuity. An
indicated mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape and physical characteristics, can be estimated with a level of confidence sufficient to allow the appropriate application of technical and economic parameters, to support mine planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration sampling and testing
information gathered through appropriate techniques from
locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough for geological and grade continuity to be reasonably assumed. An inferred mineral
resource is that part of a mineral resource for which quantity and grade or quality can be estimated on the basis of geological evidence and limited sampling, and reasonably assumed but not verified geological and grade continuity. The estimate is based on limited information and sampling gathered through
appropriate techniques from locations such as outcrops,
trenches, pits, workings and drill holes. Estimates of mineral reserves and resources and the estimates of mine life have
been prepared by ArcelorMittal experienced engineers and
geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external
consultants. Reserves and resources are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves and resources, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and
exchange rates. Estimating the quantity and/or grade of
reserves and resources requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and
difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves and resources change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves and resources may change from period to period.
Judgments and estimates made in assessing the impact of
climate change and the transition to a low carbon economy
Assumptions in respect of climate change and the transition to a low carbon economy may impact the Company’s significant
judgments and key estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods. The main judgments and estimates made by ArcelorMittal when preparing the 2025
consolidated financial statements with respect to the expected effects of climate change and the transition to a low carbon economy are described below.
•Impairment of tangible and intangible assets, including
goodwill: Value in use calculations for operations which
apply the BF-BOF route include the impact of
decarbonization at the level of cash flow projections when
decarbonization is necessary to maintain the level of
economic benefits expected to arise from the assets in their current condition considering the legal obligation of net zero for such operations. Accordingly the Company developed
assumptions in determining related capital expenditures
which reflect announced commitments and initiatives in
place, costs associated with operating the new technologies
which are expected to be deployed in the short to medium
term, commodity prices and carbon emission costs on the
basis of historical experience and expectations of future
changes. This requires to assess the future development in
supply, technology change, production changes and other
important factors. For other operations, discount rates are
increased to include a risk premium relative to the future
estimated decarbonization cost. Due to economic
developments, uncertainties over the pace of transition to
low-emission technologies, political and environmental
actions that will be taken to meet the carbon reduction
goals, regulatory changes and emissions activity arising
from climate-related matters, the Company’s assumptions
used in the recoverable amount calculations, such as
capital expenditure, carbon emission costs, level of public
funding and other assumptions are inherently uncertain,
which could result in significant changes to value in use
calculations in future periods and affect impairment
assessments.
•Decommissioning costs: Over the next ten years, the
retirement of certain above-mentioned assets in the context
of the transition to low-carbon steelmaking infrastructures
may lead to certain decommissioning costs. The Company
considered such costs in its value in use calculations but it has not recognized decommissioning provisions related to
decarbonization as the obligating event has not occurred
yet. Decommissioning cost estimates are based on the
known regulatory and external environment. These cost
estimates may change in the future including as a result of
the transition to a lower carbon economy.
•Renewable power purchase agreements: The Company
enters into power purchase agreements ("PPAs"), which
provide for the physical delivery of renewable energy and
enable ArcelorMittal to reduce its indirect emissions (Scope
2) related to energy purchases. The Company analyzes the
accounting treatment for such contracts based on their
relevant terms. When they do not comply either with the
requirements of IFRS 10 for the existence of control or
IFRS 11 for joint control over a company or regarding the
existence of joint operation over an asset, IFRS 16 for the
recognition of a lease, or with the definition of a derivative under IFRS 9, they are accounted for as an executory
contract on the basis of the own use exemption when the
relevant conditions are met (see note 9.4). Virtual PPAs
including a cash settlement based on the difference
between the contract price and the market price are
recognized as financial instruments in accordance with
IFRS 9.
Situation in Ukraine and collateral consequences
The Company's operations in Ukraine consist of a steel plant, which produced 1.7 million tonnes of steel (mainly billets,
rebars, wire rods, light sections and merchant bars) in 2025 (1.6 million tonnes in 2024), and captive mines that produced 7.6 million tonnes of iron ore in 2025 (7.8 million tonnes in 2024);
the related carrying amount of property, plant and equipment remained unchanged at 0.7 billion on the Company’s statement of financial position at December 31, 2025 as compared to
December 31, 2024. In 2025, the Company’s Ukrainian
operations (and in particular its Kryvyi Rih steel plant) recorded
1.5 million of steel shipments (1.5 million tonnes in 2024), generating 1.7 billion of sales (1.6 billion in 2024) including 0.5 billion of sales (0.5 billion in 2024) to customers located in
Ukraine.
Since the war outbreak in February 2022, ArcelorMittal Kryvyi
Rih ("AMKR") has reduced steel and mining production levels
and experienced a combination of periods of suspension and
ramp up of activity. In July 2023, AMKR completed the
construction of a new pumping station and 5 kilometers pipeline to supply water to the city and to ensure full coverage of its production needs following the destruction of the Nova
Kakhovka reservoir's dam. AMKR is currently operating its open pit mining and steel facilities at 73% and 35%, respectively.
ArcelorMittal continued to exercise control over its Ukrainian operations and key production assets have not been seriously damaged at the date of this report. In addition, despite the lower level of activity, none of the assets are held for sale or were discontinued.
In the context of the annual impairment test of intangible assets, including goodwill and tangible assets, the Company applied in its value in use calculation separate discount rates over the discrete projections period, including a higher country risk premium for the cash flow projections until the end of 2026 and a return to a pre-war country risk premium after 2026 and for the terminal value calculation as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount remains in excess of the carrying
amount. Conversely, if the ongoing conflict between Russia and
Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting
steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and
income with respect to the Company's Ukrainian operations thus increasing the risk that the Company may need to record an
additional impairment charge with respect to such operations in the future.
In 2025, heightened uncertainty, particularly trade-related, negatively impacted the global economy. U.S. tariff policy
uncertainty impacted the global economy and steel market, with frequent changes in the timing and the extent of such tariffs adding downside risk to steel demand due to its negative impact on business investment. However, despite subdued growth in
real steel demand in core developed markets, steel prices were supported by improved trade protection, most notably in the
U.S., followed by the EU toward the end of the year. As of
October 1, 2025, when goodwill was tested for impairment,
discount rates applied for value in use calculations included lower country risk premiums, in particular in Ukraine, as risk-free rates increased while governmental bond yields remained
relatively stable as compared to October 1, 2024. The Company expects demand to increase in 2026 subject to macroeconomic
uncertainties. The Company's European steel shipments are
expected to increase as domestic mills begin to recapture
market share from imports reflecting the combined effect of
CBAM and the new tariff-rate quota trade tool1.4.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2025
On January 1, 2025, the Company adopted 'Lack of
Exchangeability (Amendments to IAS 21)' as published by the
IASB on August 15, 2023 and that contains guidance to specify when a currency is exchangeable and how to determine the
exchange rate when a currency is not exchangeable. The
amendments also require the disclosure of additional
information when a currency is not exchangeable. The
adoption of this amendment did not have a material impact to the Company's consolidated financial statements.
1.4.2 New IFRS standards, amendments and interpretations
applicable from 2026 onward
On May 30, 2024, the IASB issued 'Amendments to the
Classification and Measurement of Financial Instruments
(Amendments to IFRS 9 and IFRS 7)' to address matters
identified during the post-implementation review of the
classification and measurement requirements of IFRS 9
'Financial Instruments'. The amendments relate to
derecognition of a financial liability settled through electronic transfer, classification of financial assets and disclosures. The amendments are effective for reporting periods beginning on or after January 1, 2026. Earlier application of either all the amendments at the same time or only the amendments to the
classification of financial assets is permitted.
On July 18, 2024, the IASB issued 'Annual Improvements—
Volume 11' including minor amendments of IFRS 1 'First-time
Adoption of International Financial Reporting Standards', IFRS
7 'Financial Instruments: Disclosures', IFRS 9 'Financial
Instruments', IFRS 10 'Consolidated Financial Statements' and
IAS 7 'Statement of Cash Flows'. Annual Improvements—
Volume 11 are effective for reporting periods beginning on or after January 1, 2026. Earlier application is permitted.
On December 18, 2024, the IASB issued 'Contracts
Referencing Nature-dependent Electricity – Amendments to
IFRS 9 and IFRS 7', which amend the own-use requirements in
IFRS 9 to include the factors an entity is required to consider for contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-
dependent. The hedge accounting requirements in IFRS 9 are
also amended to permit an entity using a contract for nature-
dependent renewable electricity with specified characteristics as a hedging instrument to designate a variable volume of
forecast electricity transactions as the hedged item if specified criteria are met and to measure the hedged item using the
same volume assumptions as those used for the hedging
instrument. The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Early
application is permitted.
On April 9, 2024, the IASB published IFRS 18 'Presentation
and Disclosure in Financial Statements' which includes
requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements. The
objective of IFRS 18 is to set out requirements for the
presentation and disclosure of information in general purpose financial statements (financial statements) to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. Retrospective application of the standard is mandatory for annual reporting periods starting from January 1, 2027 onwards but earlier
application is permitted.
With respect to IFRS 18, the Company revised its chart of
accounts in order to apply starting 2025 the new categories of the consolidated statements of operations introduced by the
standard in parallel with the current reporting framework. While
IFRS 18 does not modify the recognition and measurement
rules for assets, liabilities, income and expenses, it will modify the presentation of the Company's consolidated statements of operations mainly with respect to foreign exchange gains and losses, which are allocated to the operating, investing and
financing categories and interest income, which will be
allocated to the investing category. IFRS 18 will also modify the consolidated statements of cash flows mainly in connection
with interest and dividend received and interest paid, which will be transferred from operating activities to investing activities and financing activities, respectively. The Company is still assessing the impact of IFRS 18 on its management-defined
performance measures.
On November 13, 2025, the IASB published amendments to
IAS 21 'The Effects of Changes in Foreign Exchange Rates'
which clarify how companies should translate financial
statements from a non-hyperinflationary currency into a
hyperinflationary one. The aim of these narrow-scope
amendments is to improve the usefulness of the resulting
information in a cost-effective manner. Amendments to IAS 21 are effective for reporting periods beginning on or after January
1, 2027. Earlier application is permitted.
On August 21, 2025, the IASB published amendments to IFRS
19 'Subsidiaries without Public Accountability: Disclosures'
which provide reduced disclosure requirements for new and
amended IFRS Accounting Standards issued between
February 2021 and May 2024. Amendments to IFRS 19 are
effective for reporting periods beginning on or after January 1,
2027. Earlier application is permitted.
On May 9, 2024, the IASB published IFRS 19 'Subsidiaries
without Public Accountability: Disclosures' which specifies
reduced disclosure requirements that an eligible entity is
permitted to apply instead of the disclosure requirements in other IFRS Accounting Standards. IFRS 19 is effective for
reporting periods beginning on or after January 1, 2027. Earlier application is permitted.